UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Goodnow Investment Group, LLC
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820


13F File Number: 028-11908

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Gavey
Title:  Chief Compliance Officer
Phone:  203-655-6272


Signature, Place and Date of Signing:


/s/ Edward B. Goodnow              Darien, CT                August 14, 2008
---------------------            ---------------            -----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     -----------------------     --------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total:  $252,994
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN  2           COLUMN 3    COLUMN 4     COLUMN 5       COLUMN 6    COLUMN 7     COLUMN 8

                                                                 VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS      CUSIP       (x$1000) PRN AMT  PRN CALL  DISCRETION  MNGRS  SOLE    SHARED  NONE
AERCAP HOLDINGS NV               SHS                 N00985106    2350     186100  SH          Sole               186100
G0129K104                        COM                 G0129K104    5980     711026  SH          Sole               711026
ARGO GROUP INTL HLDGS LTD        COM                 G0464B107    4892     145769  SH          Sole               145769
ALLIANT TECHSYSTEMS INC          COM                 18804104    14845     146002  SH          Sole               146002
AMPHENOL CORP NEW                CL A                032095101   16423     365942  SH          Sole               365942
ANIXTER INTL INC                 COM                 035290105    4378      73597  SH          Sole                73597
ANNALY CAP MGMT INC              COM                 035710409    4080     263078  SH          Sole               263078
ARVINMERITOR INC                 COM                 043353101    2583     206982  SH          Sole               206982
BAXTER INTL INC                  COM                 071813109    3201      50069  SH          Sole                50069
BERKSHIRE HATHAWAY INC DEL       CL A                084670108   43470        360  SH          Sole                  360
CASUAL MALE RETAIL GRP INC       COM                 148711104    2345     768911  SH          Sole               768911
CONNECTICUT LIGHT AND POWER CO   PREFERRED STOCKS    207597626     303       8575  SH          Sole                 8575
COPART INC                       COM                 217204106   11242     262548  SH          Sole               262548
COSTAR GROUP INC                 COM                 22160N109    5170     116300  SH          Sole               116300
CREDIT ACCEP CORP MICH           COM                 225310101   21217     830101  SH          Sole               830101
CLEVELAND BIOLABS INC            COM                 185860103     722     158690  SH          Sole               158690
DEALERTRACK HLDGS INC            COM                 242309102    4181     296317  SH          Sole               296317
DISCOVERY HOLDING CO             CL A COM            25468Y107    9877     449763  SH          Sole               449763
GENESEE & WYO INC                CL A                371559105    9035     265573  SH          Sole               265573
HEXCEL CORP NEW                  COM                 428291108    2906     150567  SH          Sole               150567
ICO INC NEW                      COM                 449293109     516      85770  SH          Sole                85770
KINETIC CONCEPTS INC             COM NEW             49460W208    9331     233800  SH          Sole               233800
LABORATORY CORP AMER HLDGS       COM NEW             50540R409   12266     176153  SH          Sole               176153
LESCARDEN INC                    NASDAQ OTC ISSUES   526867106      39     345000  SH          Sole               345000
MFRI INC                         COM                 552721102    2281     143840  SH          Sole               143840
MOBILE MINI INC                  COM                 60740F105    7220     361012  SH          Sole               361012
PECO ENERGY CO                   PREFERRED STOCKS    693304404     301       3800  SH          Sole                 3800
POLYPORE INTL INC                COM                 73179V103    6142     242468  SH          Sole               242468
SAIC INC                         COM                 78390X101    1477      70988  SH          Sole                70988
SEALED AIR CORP NEW              COM                 81211K100    1800      94710  SH          Sole                94710
SEI INVESTMENTS CO               COM                 784117103    8431     358471  SH          Sole               358471
SONIC SOLUTIONS                  COM                 835460106    1090     182937  SH          Sole               182937
STANCORP FINL GROUP INC          COM                 852891100    2239      47682  SH          Sole                47682
VICOR CORP                       COM                 925815102   11293    1131612  SH          Sole              1131612
GRACE W R & CO DEL NEW           COM                 38388F108    4010     170724  SH          Sole               170724
WHOLE FOODS MKT INC              COM                 966837106    7107     300000  SH          Sole               300000
ZEBRA TECHNOLOGIES CORP          CL A                989207105    8251     252781  SH          Sole               252781



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